Revenue - Disaggregated Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,275	$ 879	$ 3,588	$ 1,916	$ 2,886	$ 885	$ 291
Core business
Disaggregation of Revenue [Line Items]
Total revenue					2,886	876	282
Other revenue
Disaggregation of Revenue [Line Items]
Total revenue					0	9	9
United States
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,275	875	3,577	1,912	2,875	877	282
International
Disaggregation of Revenue [Line Items]
Total revenue		$ 4	$ 11	$ 4	$ 11	$ 8	$ 9